CONVERTIBLE DEBENTURES AND DEFERRED FINANCING COSTS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013 D	Nov. 30, 2012 D
Convertible Debentures And Deferred Financing Costs 1		$ 320,000
Convertible Debentures And Deferred Financing Costs 2		731,828
Convertible Debentures And Deferred Financing Costs 3		731,828
Convertible Debentures And Deferred Financing Costs 4		8.00%
Convertible Debentures And Deferred Financing Costs 5		1,000
Convertible Debentures And Deferred Financing Costs 6		0.30
Convertible Debentures And Deferred Financing Costs 7		0.35
Convertible Debentures And Deferred Financing Costs 8		0.40
Convertible Debentures And Deferred Financing Costs 9		411,828
Convertible Debentures And Deferred Financing Costs 10		33,423
Convertible Debentures And Deferred Financing Costs 11		1,484,169
Convertible Debentures And Deferred Financing Costs 12		$ 0.30
Convertible Debentures And Deferred Financing Costs 13		320,000
Convertible Debentures And Deferred Financing Costs 14		45
Convertible Debentures And Deferred Financing Costs 15		90.00%
Convertible Debentures And Deferred Financing Costs 16		1,250
Convertible Debentures And Deferred Financing Costs 17		1,000
Convertible Debentures And Deferred Financing Costs 18		1,125
Convertible Debentures And Deferred Financing Costs 19		1,000
Convertible Debentures And Deferred Financing Costs 20		1,050
Convertible Debentures And Deferred Financing Costs 21		1,000
Convertible Debentures And Deferred Financing Costs 22		670,000
Convertible Debentures And Deferred Financing Costs 23		670,000
Convertible Debentures And Deferred Financing Costs 24		670,000
Convertible Debentures And Deferred Financing Costs 25		8.00%
Convertible Debentures And Deferred Financing Costs 26		1,000
Convertible Debentures And Deferred Financing Costs 27		0.30
Convertible Debentures And Deferred Financing Costs 28		0.35
Convertible Debentures And Deferred Financing Costs 29		0.40
Convertible Debentures And Deferred Financing Costs 30		45
Convertible Debentures And Deferred Financing Costs 31		90.00%
Convertible Debentures And Deferred Financing Costs 32		1,250
Convertible Debentures And Deferred Financing Costs 33		1,000
Convertible Debentures And Deferred Financing Costs 34		1,125
Convertible Debentures And Deferred Financing Costs 35		1,000
Convertible Debentures And Deferred Financing Costs 36		1,050
Convertible Debentures And Deferred Financing Costs 37		1,000
Convertible Debentures And Deferred Financing Costs 38		240,000
Convertible Debentures And Deferred Financing Costs 39		240,000
Convertible Debentures And Deferred Financing Costs 40		240,000
Convertible Debentures And Deferred Financing Costs 41		0.08
Convertible Debentures And Deferred Financing Costs 42		1,000
Convertible Debentures And Deferred Financing Costs 43		0.30
Convertible Debentures And Deferred Financing Costs 44		0.35
Convertible Debentures And Deferred Financing Costs 45		0.40
Convertible Debentures And Deferred Financing Costs 46		45
Convertible Debentures And Deferred Financing Costs 47		90.00%
Convertible Debentures And Deferred Financing Costs 48		1,250
Convertible Debentures And Deferred Financing Costs 49		1,000
Convertible Debentures And Deferred Financing Costs 50		1,125
Convertible Debentures And Deferred Financing Costs 51		1,000
Convertible Debentures And Deferred Financing Costs 52		1,050
Convertible Debentures And Deferred Financing Costs 53		1,000
Convertible Debentures And Deferred Financing Costs 54		45
Convertible Debentures And Deferred Financing Costs 55		50,000
Convertible Debentures And Deferred Financing Costs 1	320,000
Convertible Debentures And Deferred Financing Costs 2	731,828
Convertible Debentures And Deferred Financing Costs 3	731,828
Convertible Debentures And Deferred Financing Costs 4	8.00%
Convertible Debentures And Deferred Financing Costs 5	1,000
Convertible Debentures And Deferred Financing Costs 6	0.30
Convertible Debentures And Deferred Financing Costs 7	0.35
Convertible Debentures And Deferred Financing Costs 8	0.40
Convertible Debentures And Deferred Financing Costs 9	411,828
Convertible Debentures And Deferred Financing Costs 10	33,423
Convertible Debentures And Deferred Financing Costs 11	1,484,169
Convertible Debentures And Deferred Financing Costs 12	$ 0.30
Convertible Debentures And Deferred Financing Costs 13	320,000
Convertible Debentures And Deferred Financing Costs 14	45
Convertible Debentures And Deferred Financing Costs 15	90.00%
Convertible Debentures And Deferred Financing Costs 16	1,250
Convertible Debentures And Deferred Financing Costs 17	1,000
Convertible Debentures And Deferred Financing Costs 18	1,125
Convertible Debentures And Deferred Financing Costs 19	1,000
Convertible Debentures And Deferred Financing Costs 20	1,050
Convertible Debentures And Deferred Financing Costs 21	1,000
Convertible Debentures And Deferred Financing Costs 22	170,000
Convertible Debentures And Deferred Financing Costs 23	670,000
Convertible Debentures And Deferred Financing Costs 24	670,000
Convertible Debentures And Deferred Financing Costs 25	8.00%
Convertible Debentures And Deferred Financing Costs 26	1,000
Convertible Debentures And Deferred Financing Costs 27	0.30
Convertible Debentures And Deferred Financing Costs 28	0.35
Convertible Debentures And Deferred Financing Costs 29	0.40
Convertible Debentures And Deferred Financing Costs 30	500,000
Convertible Debentures And Deferred Financing Costs 31	40,444
Convertible Debentures And Deferred Financing Costs 32	1,801,480
Convertible Debentures And Deferred Financing Costs 33	$ 0.30
Convertible Debentures And Deferred Financing Costs 34	170,000
Convertible Debentures And Deferred Financing Costs 35	45
Convertible Debentures And Deferred Financing Costs 36	90.00%
Convertible Debentures And Deferred Financing Costs 37	1,250
Convertible Debentures And Deferred Financing Costs 38	1,000
Convertible Debentures And Deferred Financing Costs 39	1,125
Convertible Debentures And Deferred Financing Costs 40	1,000
Convertible Debentures And Deferred Financing Costs 41	1,050
Convertible Debentures And Deferred Financing Costs 42	1,000
Convertible Debentures And Deferred Financing Costs 43	240,000
Convertible Debentures And Deferred Financing Costs 44	240,000
Convertible Debentures And Deferred Financing Costs 45	240,000
Convertible Debentures And Deferred Financing Costs 46	8.00%
Convertible Debentures And Deferred Financing Costs 47	1,000
Convertible Debentures And Deferred Financing Costs 48	0.30
Convertible Debentures And Deferred Financing Costs 49	0.35
Convertible Debentures And Deferred Financing Costs 50	0.40
Convertible Debentures And Deferred Financing Costs 51	45
Convertible Debentures And Deferred Financing Costs 52	90.00%
Convertible Debentures And Deferred Financing Costs 53	1,250
Convertible Debentures And Deferred Financing Costs 54	1,000
Convertible Debentures And Deferred Financing Costs 55	1,125
Convertible Debentures And Deferred Financing Costs 56	1,000
Convertible Debentures And Deferred Financing Costs 57	1,050
Convertible Debentures And Deferred Financing Costs 58	1,000
Convertible Debentures And Deferred Financing Costs 59	45
Convertible Debentures And Deferred Financing Costs 60	$ 50,000